Share Capital, Other Equity Instruments and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

	As at 31 December 2017		As at 31 December 2016
	No. of shares	RMB million	No. of shares	RMB million
Registered, authorised, issued and fully paid
Ordinary shares of RMB1 each	28,264,705,000	28,265	28,264,705,000	28,265

As at 31 December 2017, the Company’s share capital was as follows:

		As at 31 December 2017
	No. of shares	RMB million
Owned by CLIC (i)	19,323,530,000	19,324
Owned by other equity holders	8,941,175,000	8,941
Including: Domestic listed	1,500,000,000	1,500
Overseas listed (ii)	7,441,175,000	7,441

Total	28,264,705,000	28,265

(i)	All shares owned by CLIC are domestic listed shares.
(ii)	Overseas listed shares are traded on the Stock Exchange of Hong Kong Limited and the New York Stock Exchange.

Summary of Other Equity Instruments Basic Information
(a)	Basic information

	As at 31 December 2016	Increase	Decrease	As at 31 December 2017
	RMB million	RMB million	RMB million	RMB million
Core Tier 2 Capital Securities	7,791	—	—	7,791

Total	7,791	—	—	7,791

Summary of Equity Attributable to Equity Holders
(b)	Equity attributable to equity holders

	As at 31 December 2017	As at 31 December 2016
	RMB million	RMB million
Equity attributable to equity holders of the Company	320,933	303,621
Equity attributable to ordinary equity holders of the Company	313,142	295,830
Equity attributable to other equity instruments holders of the Company	7,791	7,791
Equity attributable to non-controlling interests	4,377	4,027
Equity attributable to ordinary equity holders of non-controlling interests	4,377	4,027

Summary of Reserves

	Share premium	Other reserves	Unrealised gains/ (losses) from available-for -sale securities	Share of other comprehensive income of investees under the equity method	Statutory reserve fund	Discretionary reserve fund	General reserve	Exchange differences on translating foreign operations	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
					(a)	(b)	(c)
As at 1 January 2015	53,860	817	23,254	(184)	24,801	21,627	21,747	(3)	145,919
Other comprehensive income for the year	—	—	6,709	364	—	—	—	3	7,076
Appropriation to reserves	—	—	—	—	3,438	3,160	3,492	—	10,090
Others	—	296	—	—	—	—	—	—	296

As at 31 December 2015	53,860	1,113	29,963	180	28,239	24,787	25,239	—	163,381

As at 1 January 2016	53,860	1,113	29,963	180	28,239	24,787	25,239	—	163,381
Other comprehensive income for the year	—	—	(24,863)	(918)	—	—	—	7	(25,774)
Appropriation to reserves	—	—	—	—	1,927	3,438	2,002	—	7,367
Others	—	33	—	—	—	—	—	—	33

As at 31 December 2016	53,860	1,146	5,100	(738)	30,166	28,225	27,241	7	145,007

As at 1 January 2017	53,860	1,146	5,100	(738)	30,166	28,225	27,241	7	145,007
Other comprehensive income for the year	—	—	(7,086)	21	—	—	—	(847)	(7,912)
Appropriation to reserves	—	—	—	—	3,218	1,927	3,300	—	8,445
Others	—	135	—	—	—	—	—	—	135

As at 31 December 2017	53,860	1,281	(1,986)	(717)	33,384	30,152	30,541	(840)	145,675

(a)	Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB3,218 million for the year ended 31 December 2017 (2016: RMB1,927 million, 2015: RMB3,438 million).
(b)	Approved at the Annual General Meeting in May 2017, the Company appropriated RMB1,927 million to the discretionary reserve fund for the year ended 31 December 2016 based on net profit under CAS (2016: RMB3,438 million, 2015: RMB3,160 million).
(c)	Pursuant to “Financial Standards of Financial Enterprises—Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2017, the Company appropriated 10% of net profit under CAS which amounted to RMB3,218 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2016: RMB1,927 million, 2015: RMB3,438 million). In addition, pursuant to the CAS, the Group appropriated RMB82 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2016: RMB75 million, 2015: RMB54 million).